SEGMENTED INFORMATION (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of Condensed Consolidated Interim Statements of Operations
	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Silver	$683	$924	$698	$5,668
Copper	398	1,344	407	7,823
Gold	1,179	768	1,184	4,506
Penalties, treatment costs and refining charges	(379)	(377)	(379)	(3,382)
Total revenue from mining operations	$1,881	$2,659	$1,910	$14,615

Schedule of revenues from customers
	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Customer #1	$1,881	$2,310	$1,910	$11,194
Customer #2	-	-	-	(18)
Customer #3	-	314	-	3,179
Customer #4	-	35	-	260
Customer #5	-	-	-	-
Customer #6	-	-	-	-
Total revenue from mining operations	$1,881	$2,659	$1,910	$14,615

Schedule of Geographical Information of company's non-current assets
	September 30, 2021	December 31, 2020
Exploration and evaluation assets - Mexico	$10,916	$10,051
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$10,917	$10,052

	September 30, 2021	December 31, 2020
Plant, equipment, and mining properties - Mexico	$35,089	$34,475
Plant, equipment, and mining properties - Canada	309	371
Total plant, equipment, and mining properties	$35,398	$34,846